Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2021	Dec. 31, 2020
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 292.5	€ 560.4
Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	85.4	124.8
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	78.0	283.6
Emerging Markets [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	133.1	250.4
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4]	€ (4.0)	€ (98.5)

[1]	All liquidity horizons are set to 12 months.
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2021 and December 31, 2020, respectively
[3]	Business line breakdowns have been updated for 2021 reporting to better reflect the current business structure.
[4]	Other includes Capital Release Unit.